Annual Fund Operating Expenses	Mar. 31, 2023
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.16%	[3]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.50%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	2.19%	[3]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.22%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.91%	[3]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.09%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.78%	[3]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.29%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.48%	[3]
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.12%	[3]
Prospectus #1 | Delaware Ivy Balanced Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.05%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Ivy Balanced Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual fund operating expenses	1.98%
Fee waivers and expense reimbursements	(0.18%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Prospectus #1 | Delaware Ivy Balanced Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.08%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.04%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual fund operating expenses	1.38%
Fee waivers and expense reimbursements	(0.08%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Prospectus #1 | Delaware Ivy Balanced Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.02%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.03%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	1.99%
Fee waivers and expense reimbursements	(0.24%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class I
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.78%
Fee waivers and expense reimbursements	(0.03%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.06%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.25%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	none	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class A
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.52%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class C
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.37%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.49%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class I
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.08%
Fee waivers and expense reimbursements	(0.28%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class R6
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.40%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class R
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual fund operating expenses	1.64%
Fee waivers and expense reimbursements	(0.34%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class Y
Operating Expenses:
Management fees	0.92%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	1.41%
Fee waivers and expense reimbursements	(0.36%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #1 | Delaware Climate Solutions Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.24%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Prospectus #1 | Delaware Climate Solutions Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.17%
Fee waivers and expense reimbursements	(0.18%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.99%
Prospectus #1 | Delaware Climate Solutions Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Prospectus #1 | Delaware Climate Solutions Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.14%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Prospectus #1 | Delaware Climate Solutions Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.08%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%
Prospectus #1 | Delaware Climate Solutions Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.05%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Prospectus #1 | Delaware Global Value Equity Fund | Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.16%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Prospectus #1 | Delaware Global Value Equity Fund | Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.57%
Total annual fund operating expenses	2.27%
Fee waivers and expense reimbursements	(0.35%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Prospectus #1 | Delaware Global Value Equity Fund | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.01%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Prospectus #1 | Delaware Global Value Equity Fund | Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.08%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Prospectus #1 | Delaware Global Value Equity Fund | Class R
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.06%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.42%
Prospectus #1 | Delaware Global Value Equity Fund | Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.02%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	1.39%
Fee waivers and expense reimbursements	(0.22%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.66%
Total annual fund operating expenses	2.51%
Fee waivers and expense reimbursements	(0.59%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.19%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.15%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.42%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.15%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class A
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.42%
Fee waivers and expense reimbursements	(0.38%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class C
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.20%
Fee waivers and expense reimbursements	(0.41%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class I
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.15%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.26%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual fund operating expenses	1.51%
Fee waivers and expense reimbursements	(0.22%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.11%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.90%
Fee waivers and expense reimbursements	(0.26%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.02%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.10%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.10%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.07%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.17%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.27%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	(0.05%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.83%
Fee waivers and expense reimbursements	(0.14%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Total annual fund operating expenses	1.42%
Fee waivers and expense reimbursements	(0.13%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.09%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class A
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.18%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class C
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	2.02%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class I
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.06%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.17%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Total annual fund operating expenses	1.47%
Fee waivers and expense reimbursements	(0.14%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class Y
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	(0.14%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class A
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	1.22%	[15]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class C
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	2.15%	[15]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class I
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	1.00%	[15]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R6
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	0.87%	[15]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	1.58%	[15]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class Y
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.01%	[14]
Total annual fund operating expenses	1.24%	[15]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual fund operating expenses	1.44%
Fee waivers and expense reimbursements	(0.30%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.29%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.08%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.20%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.15%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.13%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.20%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.28%
Fee waivers and expense reimbursements	(0.39%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.03%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.15%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.16%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.11%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.07%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Value Fund | Class A
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.06%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #1 | Delaware Ivy Value Fund | Class C
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.98%
Fee waivers and expense reimbursements	(0.15%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Prospectus #1 | Delaware Ivy Value Fund | Class I
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Prospectus #1 | Delaware Ivy Value Fund | Class R6
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	(0.02%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy Value Fund | Class R
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.61%
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	(0.47%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Prospectus #1 | Delaware Ivy Value Fund | Class Y
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.28%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class C
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.44%
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.35%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.71%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.04%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.73%
Fee waivers and expense reimbursements	(0.14%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class Y
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.03%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy High Income Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.05%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #2 | Delaware Ivy High Income Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	1.81%
Fee waivers and expense reimbursements	(0.09%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.72%
Prospectus #2 | Delaware Ivy High Income Fund | Class I
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.03%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #2 | Delaware Ivy High Income Fund | Class R6
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.01%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Prospectus #2 | Delaware Ivy High Income Fund | Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.06%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Prospectus #2 | Delaware Ivy High Income Fund | Class Y
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.03%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #2 | Delaware Global Real Estate Fund | Class A
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.94%
Total annual fund operating expenses	2.14%
Fee waivers and expense reimbursements	(0.85%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #2 | Delaware Global Real Estate Fund | Class C
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.27%
Total annual fund operating expenses	3.22%
Fee waivers and expense reimbursements	(1.18%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.04%
Prospectus #2 | Delaware Global Real Estate Fund | Class I
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	none
Other expenses	0.64%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.55%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #2 | Delaware Global Real Estate Fund | Class R6
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	none
Other expenses	0.59%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.65%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #2 | Delaware Global Real Estate Fund | Class R
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.73%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.64%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.54%
Prospectus #2 | Delaware Global Real Estate Fund | Class Y
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.69%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements	(0.60%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.18%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	1.83%
Fee waivers and expense reimbursements	(0.31%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.52%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class I
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.12%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.52%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R6
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.55%
Fee waivers and expense reimbursements	(0.13%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.42%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.14%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class Y
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.12%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class A
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.43%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	1.55%	[24]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class C
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.62%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	2.49%	[24]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class I
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	none
Other expenses	0.34%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	1.21%	[24]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	1.27%	[24]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.37%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	1.74%	[24]
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class Y
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Acquired fund fees and expenses	0.82%	[23]
Total annual fund operating expenses	1.48%	[24]
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.17%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.41%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	(0.38%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.14%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.55%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.11%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.55%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.08%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.29%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.63%
Fee waivers and expense reimbursements	(0.02%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.61%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.65%
Fee waivers and expense reimbursements	(0.04%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.61%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class Y
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.05%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.55%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	1.68%	[28]
Fee waivers and expense reimbursements	(0.32%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.36%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.57%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	2.45%	[28]
Fee waivers and expense reimbursements	(0.34%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.11%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	1.17%	[28]
Fee waivers and expense reimbursements	(0.06%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	1.10%	[28]
Fee waivers and expense reimbursements	(0.15%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.31%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	1.69%	[28]
Fee waivers and expense reimbursements	(0.08%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.61%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Acquired fund fees and expenses	0.03%	[27]
Total annual fund operating expenses	1.41%	[28]
Fee waivers and expense reimbursements	(0.05%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.36%
Prospectus #2 | Delaware Ivy International Value Fund | Class A
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.54%
Total annual fund operating expenses	1.79%
Fee waivers and expense reimbursements	(0.75%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #2 | Delaware Ivy International Value Fund | Class C
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.52%
Fee waivers and expense reimbursements	(0.73%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Prospectus #2 | Delaware Ivy International Value Fund | Class I
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.47%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #2 | Delaware Ivy International Value Fund | Class R6
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.51%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Prospectus #2 | Delaware Ivy International Value Fund | Class R
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual fund operating expenses	1.89%
Fee waivers and expense reimbursements	(0.60%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #2 | Delaware Ivy International Value Fund | Class Y
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.46%)	[30]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	(0.40%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.50%
Total annual fund operating expenses	2.02%
Fee waivers and expense reimbursements	(0.58%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.44%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.20%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.44%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.62%
Fee waivers and expense reimbursements	(0.29%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.33%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class R
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.26%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class Y
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.26%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Prospectus #2 | Delaware Real Estate Securities Fund | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.42%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.37%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Prospectus #2 | Delaware Real Estate Securities Fund | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.86%
Total annual fund operating expenses	2.76%
Fee waivers and expense reimbursements	(0.81%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Prospectus #2 | Delaware Real Estate Securities Fund | Class I
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	(0.14%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Prospectus #2 | Delaware Real Estate Securities Fund | Class R6
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.26%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #2 | Delaware Real Estate Securities Fund | Class R
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual fund operating expenses	1.65%
Fee waivers and expense reimbursements	(0.20%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Prospectus #2 | Delaware Real Estate Securities Fund | Class Y
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.09%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%

[1]	Other expenses“ includes the expenses of any wholly-owned subsidiaries of the Fund.
[2]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all classes other than Class R6, and 0.71% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.75% of the Fund’s average daily net assets for all classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all classes other than Class R6, and 0.65% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all classes other than Class R6, and 0.83% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets for all classes other than Class R6, and 0.75% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets for all classes other than Class R6, and 0.81% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[12]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all classes other than Class R6, and 0.69% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all classes other than Class R6, and 0.72% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[15]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[16]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[17]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all classes other than Class R6, and 0.72% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[19]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.71% of the Fund’s average daily net assets for all classes other than Class R6, and 0.59% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all classes other than Class R6, and 0.63% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[21]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.04% of the Fund’s average daily net assets for all classes other than Class R6, and 0.89% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.52% of the Fund’s average daily net assets for all classes other than Class R6, and 0.42% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[23]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[24]	The “Total annual fund operating expenses” ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the “Acquired fund fees and expenses.”
[25]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[26]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund’s average daily net assets for all classes other than Class C, and 0.58% of the Fund’s Class C shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[27]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[28]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[29]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets for all classes other than Class R6, and 0.92% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[30]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all classes other than Class R6, and 0.65% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[31]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.44% of the Fund’s average daily net assets for all classes other than Class R6, and 0.33% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[32]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all classes other than Class R6, and 0.80% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.